Financial instruments and risk management - Financial instruments (Details) - CAD CAD in Thousands		Dec. 31, 2016	Dec. 31, 2015
Credit facilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding balance, long-term debt		CAD 39,600	CAD 28,600
Fair Value, Inputs, Level 2 | Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	[1]	61,400	62,443
Fair Value, Inputs, Level 2 | Fair Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	[1]	57,741	57,976
Fair Value, Inputs, Level 1 | Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Series 1 Debentures	[2]	0	19,927
Fair Value, Inputs, Level 1 | Fair Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Series 1 Debentures	[2]	CAD 0	CAD 19,927

[1]	The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.
[2]	The fair value of the Series 1 Debentures is based upon the